Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

29.   Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, stockholders and its related entities and key management personnel of the Company. Transactions between the parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

a)    Transactions with related parties

	Year ended December 31,
	2020

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	372	240	185	797
Cost and operating expenses	(951)	(25)	—	(976)
Financial result	27	2	(49)	(20)

	Year ended December 31,
	2019

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	374	294	204	872
Cost and operating expenses	(1,749)	(32)	—	(1,781)
Financial result	49	(1)	(29)	19

	Year ended December 31,
	2018

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	352	309	207	868
Cost and operating expenses	(2,269)	(39)	—	(2,308)
Financial result	115	—	(115)	—

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relates to the variable lease payments of the pelletizing plants and the logistics costs for using the Nacala Logistic Corridor.

b)    Outstanding balances with related parties

	December 31, 2020				December 31, 2019
	Joint		Major		Joint		Major
	Ventures	Associates	stockholders (iii)	Total	Ventures	Associates	stockholders (iii)	Total
Assets
Cash and cash equivalents	—	—	2,082	2,082	—	—	1,384	1,384
Accounts receivable	109	45	2	156	91	22	5	118
Dividends receivable	19	—	—	19	83	6	—	89
Loans (i)	1,118	—	—	1,118	1,919	—	—	1,919
Derivatives financial instruments	—	—	2	2	—	—	42	42
Other assets	68	2	—	70	65	—	—	65

Liabilities
Supplier and contractors	121	10	35	166	302	28	37	367
Loans (ii)	—	1,433	944	2,377	—	1,367	1,688	3,055
Derivatives financial instruments	—	—	242	242	—	—	64	64
Other liabilities	235	—	—	235	569	—	—	569

(i) Refers to the loan with Nacala BV., which carries interest at the average rate of 8.2% p.a. and maturity at 2034. In 2020, the Company recognized an impairment of this receivable in the amount of US$798 (note18).

(ii) Mainly relates to Vale Moçambique's loan payable to an entity controlled by one of its non-controlling shareholders, which carries interest at 5.83% p.a. and maturity at 2034.

(iii) Refers to regular financial instruments with large financial institutions of which the stockholders were part of the controlling “shareholders’ agreement”, which has expired on November 10, 2020 (note 28(e)).

c)    The key management personnel remuneration

	Year ended December 31,
	2020	2019	2018
Short‐term benefits
Wages	9	8	8
Direct and indirect benefits	16	11	11
Profit sharing program (“PLR”)	8	1	10
	33	20	29
Long‐term benefits
Shares based	—	—	3

Severance	7	4	20
	40	24	52

The amounts described above include the Board of Directors and the Executive Officers and are presented on a cash basis.